Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Treasury stock shares outstanding	480,965	363,766	262,116
Series A Redeemable Convertible Preferred Stock
Temporary equity par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity shares authorised	7,537,269	7,537,269	0
Temporary equity shares issued	6,956,100	6,956,100	0
Temporary equity shares outstanding	6,956,100	6,956,100	0
Class A subject to possible redemption, shares	6,956,100	6,956,100	0
Series X Redeemable Convertible Preferred Stock
Temporary equity par or stated value per share	$ 0.00001	$ 0.00001
Temporary equity shares authorised	1,472,905	0
Temporary equity shares issued	1,251,971	0
Temporary equity shares outstanding	1,251,971	0
Class A subject to possible redemption, shares	1,251,971	0
Founders Preferred Stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,922,600	1,922,600	1,922,600
Preferred stock, shares issued	1,922,600	1,922,600	1,922,600
Preferred stock, shares outstanding	1,922,600	1,922,600	1,922,600
Class A Common Stock
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	31,500,000	20,800,000	13,000,000
Common stock, shares issued	10,244,043	10,244,043	9,855,336
Common stock, shares outstanding	9,763,078	9,880,277	9,593,220
Class B Common Stock
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	7,711,738	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Gores Metropoulos, Inc.
Temporary equity shares issued	38,420,462	38,713,476	0
Class A subject to possible redemption, shares	38,420,462	38,713,476	0
Class A subject to possible redemption, redemption value per share	$ 10	$ 10	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	220,000,000	220,000,000
Gores Metropoulos, Inc. | Class A Common Stock
Temporary equity par or stated value per share	$ 38,420,462	$ 38,713,476
Temporary equity shares issued		38,713,476	0
Class A subject to possible redemption, shares		38,713,476	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,579,538	1,286,524	0
Common stock, shares outstanding	1,579,538	1,286,524	0
Gores Metropoulos, Inc. | Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000